Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.00%)
Five Years	(3.30%)
Ten Years	2.50%
Inception Date	Oct. 23, 1958
Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.95%)
Five Years	(3.19%)
Ten Years	2.60%
Inception Date	Nov. 12, 2001
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.70%
Five Years	(1.36%)
Ten Years	4.22%
Inception Date	Jun. 24, 1985
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.78%
Five Years	(1.27%)
Ten Years	4.33%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.22%)
Five Years	(3.93%)
Ten Years	1.76%
Return After Taxes on Distributions | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.36%
Five Years	(2.08%)
Ten Years	3.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.29%)
Five Years	(2.79%)
Ten Years	2.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.23%
Five Years	(1.21%)
Ten Years	3.56%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%